S000011202 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Russell 1000 Value Index (reflects no deduction for expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.91%	11.33%	10.53%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		13.66%	13.31%	12.79%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.09%	11.72%	10.92%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.76%	10.45%	10.09%
Class X
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.77%	13.40%	12.84%

[1]	The Fund’s Class X shares launched on May 1, 2022. In the table above, Class X returns for periods prior to its launch are calculated using performance of the Fund’s Class I shares.